Pension and severance plans (Tables)	12 Months Ended
Mar. 31, 2020
Retirement Benefits [Abstract]
Components of Net Periodic Benefit Costs
The components of net periodic benefit costs for the fiscal years ended March 31, 2018, 2019 and 2020 were as follows:
Japanese plans
:

	Yen in millions
	Fiscal year ended March 31
	2018	2019	2020
Service cost	25,185	23,128	17,948
Interest cost	8,024	7,020	4,162
Expected return on plan assets	(16,440)	(16,695)	(17,040)
Recognized actuarial loss	16,099	15,365	12,969
Amortization of prior service costs	(8,693)	(7,864)	(4,294)
Losses on curtailments and settlements	—	—	6,358

Net periodic benefit costs	24,175	20,954	20,103

Foreign plans
:

	Yen in millions
	Fiscal year ended March 31
	2018	2019	2020
Service cost	3,181	2,780	3,616
Interest cost	10,393	10,083	9,212
Expected return on plan assets	(11,687)	(11,797)	(10,916)
Amortization of net transition asset	5	—	—
Recognized actuarial loss	3,014	2,656	2,606
Amortization of prior service costs	(574)	(269)	2
Losses on curtailments and settlements	1,058	1,804	68

Net periodic benefit costs	5,390	5,257	4,588

Changes in Benefit Obligation and Plan Assets as well as Funded Status and Composition of Amounts Recognized in Consolidated Balance Sheets
The changes in the benefit obligation and plan assets as well as the funded status and composition of amounts recognized in the consolidated balance sheets were as follows:

	Japanese plans		Foreign plans
	Yen in millions		Yen in millions
	March 31		March 31
	2019	2020	2019	2020
Change in benefit obligation:
Benefit obligation at beginning of the fiscal year	1,010,574	1,034,954	356,397	351,918
Service cost	23,128	17,948	2,780	3,616
Interest cost	7,020	4,162	10,083	9,212
Plan participants’ contributions	—	—	462	487
Plan amendments	—	—	—	10,210
Actuarial (gain) loss	29,295	(3,330)	1,700	19,776
Foreign currency exchange rate changes	—	—	(1,554)	(16,919)
Curtailments and settlements	—	(359,205)	(6,120)	(4,434)
Effect of changes in consolidated subsidiaries	—	—	1,947	—
Other	6	2	—	—
Benefits paid	(35,069)	(35,668)	(13,777)	(14,055)

Benefit obligation at end of the fiscal year	1,034,954	658,863	351,918	359,811

Change in plan assets:
Fair value of plan assets at beginning of the fiscal year	711,077	742,204	269,745	274,749
Actual return on plan assets	18,701	2,942	15,243	26,738
Foreign currency exchange rate changes	—	—	(838)	(14,904)
Employer contribution	36,875	7,453	8,542	9,916
Plan participants’ contributions	—	—	462	487
Curtailments and settlements	—	(284,333)	(5,960)	(3,146)
Benefits paid	(24,449)	(31,060)	(12,445)	(12,730)

Fair value of plan assets at end of the fiscal year	742,204	437,206	274,749	281,110

Funded status at end of the fiscal year	(292,750)	(221,657)	(77,169)	(78,701)

Amounts Recognized in Consolidated Balance Sheets
Amounts recognized in the consolidated balance sheets consist of:

	Japanese plans		Foreign plans
	Yen in millions		Yen in millions
	March 31		March 31
	2019	2020	2019	2020
Noncurrent assets	3,476	3,391	14,745	24,777
Current liabilities	—	—	(4,412)	(4,355)
Noncurrent liabilities	(296,226)	(225,048)	(87,502)	(99,123)

Ending balance	(292,750)	(221,657)	(77,169)	(78,701)

Amounts Recognized in Accumulated Other Comprehensive Income, Excluding Tax Effect
Amounts recognized in accumulated other comprehensive income, excluding tax effects, consist of:

	Japanese plans		Foreign plans
	Yen in millions		Yen in millions
	March 31		March 31
	2019	2020	2019	2020
Prior service cost (credit)	(8,859)	(369)	(45)	10,058
Net actuarial loss	311,128	223,354	71,906	66,326

Ending balance	302,269	222,985	71,861	76,384

Accumulated Benefit Obligations for All Defined Benefit Pension Plans
The accumulated benefit obligations for all defined benefit pension plans were as follows:

	Japanese plans		Foreign plans
	Yen in millions		Yen in millions
	March 31		March 31
	2019	2020	2019	2020
Accumulated benefit obligations	1,029,910	654,209	336,185	354,100

Projected Benefit Obligations, Accumulated Benefit Obligations and Fair Value of Plan Assets for Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets
The projected benefit obligations, the accumulated benefit obligations and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were as follows:

	Japanese plans		Foreign plans
	Yen in millions		Yen in millions
	March 31		March 31
	2019	2020	2019	2020
Projected benefit obligations	1,022,235	645,544	200,596	230,058
Accumulated benefit obligations	1,017,191	640,890	196,928	226,080
Fair value of plan assets	726,009	420,497	123,937	130,955

Weighted-Average Assumptions Used to Determine Benefit Obligations and Net Periodic Benefit Costs
Weighted-average assumptions used to determine benefit obligations as of March 31, 2019 and 2020 were as follows:

	Japanese plans		Foreign plans
	March 31		March 31
	2019	2020	2019	2020
Discount rate	0.6%	0.6%	2.8%	2.0%
Rate of compensation increase	*	*	2.3	2.2

*	Substantially all of Sony’s Japanese pension plans were point-based. Point-based plans do not incorporate a measure of compensation rate increases.

Weighted-average assumptions used to determine the net periodic benefit costs for the fiscal years ended March 31, 2018, 2019 and 2020 were as follows:

	Japanese plans			Foreign plans
	Fiscal year ended March 31			Fiscal year ended March 31
	2018	2019	2020	2018	2019	2020
Discount rate	0.9%	0.8%	0.6%	3.1%	2.9%	2.8%
Expected return on plan assets	2.4	2.6	2.6	4.6	4.4	4.2
Rate of compensation increase	*	*	*	2.4	2.6	2.3

* Substantially all of Sony’s Japanese pension plans were point-based. Point-based plans do not incorporate a measure of compensation rate increases.

Fair Values of Assets Held by Japanese and Foreign Plans
The fair values of the assets held by Japanese and foreign plans, which are classified in accordance with the fair value hierarchy described in Note 2, are as follows:

	Japanese plans
	Yen in millions
	Fair value at March 31, 2019	Fair value measurements using inputs considered as
Asset class		Level 1	Level 2	Level 3
Cash and cash equivalents	10,689	10,689	—	—
Equity:
Equity securities *1	140,559	135,713	4,846	—
Fixed income:
Government bonds *2	210,817	—	210,817	—
Corporate bonds *3	97,519	—	97,519	—
Asset-backed securities *4	1,537	—	1,537	—
Commingled funds *5	138,455	—	138,455	—
Commodity funds *6	21,674	—	21,674	—
Private equity *7	27,956	—	—	27,956
Hedge funds *8	71,606	—	—	71,606
Real estate and other *9	21,392	—	—	21,392

Total	742,204	146,402	474,848	120,954

	Japanese plans
	Yen in millions
	Fair value at March 31, 2020	Fair value measurements using inputs considered as
Asset class		Level 1	Level 2	Level 3
Cash and cash equivalents	24,851	24,851	—	—
Equity:
Equity securities *1	50,646	47,308	3,338	—
Fixed income:
Government bonds *2	107,478	1,087	106,391	—
Corporate bonds *3	71,192	20	71,172	—
Asset-backed securities *4	1,090	—	1,090	—
Commingled funds *5	58,740	—	58,740	—
Commodity funds *6	21,823	—	21,823	—
Private equity *7	30,191	—	—	30,191
Hedge funds *8	48,410	—	—	48,410
Real estate and other *9	22,785	—	(2,586)	25,371

Total	437,206	73,266	259,968	103,972

*1	Includes approximately 51 percent and 37 percent of Japanese equity securities, and 49 percent and 63 percent of foreign equity securities for the fiscal years ended March 31, 2019 and 2020, respectively.

*2	Includes approximately 48 percent and 36 percent of debt securities issued by Japanese national and local governments, and 52 percent and 64 percent of debt securities issued by foreign national and local governments for the fiscal years ended March 31, 2019 and 2020, respectively.

*3	Includes debt securities issued by Japanese and foreign corporation and government related agencies.

*4	Includes primarily mortgage-backed securities.

*5	Commingled funds represent pooled institutional investments, including primarily investment trusts. They include approximately 50 percent and 50 percent of investments in equity, 49 percent and 45 percent of investments in fixed income, and 1 percent and 5 percent of investments in other for the fiscal years ended March 31, 2019 and 2020, respectively.

*6	Represents commodity futures funds.

*7	Includes multiple private equity funds of funds that primarily invest in venture, buyout, and distressed markets in the United States and Europe.

*8	Includes primarily funds that invest in a portfolio of a broad range of hedge funds to diversify the risks and reduce the volatilities associated with a single hedge fund.

*9	Includes primarily private real estate investment trusts.

	Foreign plans
	Yen in millions
	Fair value at March 31, 2019	Fair value measurements using inputs considered as
Asset class		Level 1	Level 2	Level 3
Cash and cash equivalents	4,340	4,340	—	—
Equity:
Equity securities *1	23,766	23,113	653	—
Fixed income:
Government bonds *2	84,761	—	84,761	—
Corporate bonds *3	32,749	—	32,749	—
Asset-backed securities	1,115	—	1,115	—
Insurance contracts *4	18,308	—	5,814	12,494
Commingled funds *5	76,503	—	76,503	—
Real estate and other *6	33,207	—	11,118	22,089

Total	274,749	27,453	212,713	34,583

	Foreign plans
	Yen in millions
	Fair value at March 31, 2020	Fair value measurements using inputs considered as
Asset class		Level 1	Level 2	Level 3
Cash and cash equivalents	4,632	4,632	—	—
Equity:
Equity securities *1	18,380	17,762	618	—
Fixed income:
Government bonds *2	93,826	—	93,826	—
Corporate bonds *3	31,769	—	31,769	—
Asset-backed securities	1,320	—	1,320	—
Insurance contracts *4	19,334	—	7,156	12,178
Commingled funds *5	78,280	—	78,280	—
Real estate and other *6	33,569	—	11,272	22,297

Total	281,110	22,394	224,241	34,475

*1	Includes primarily foreign equity securities.

*2	Includes primarily foreign government debt securities.

*3	Includes primarily foreign corporate debt securities.

*4	Represents annuity contracts with or without profit sharing.

*5	Commingled funds represent pooled institutional investments including mutual funds, common trust funds, and collective investment funds. They are primarily comprised of foreign equities and fixed income investments.

*6	Includes primarily private real estate investment trusts.

Summary of Changes in Fair Values of Japanese and Foreign Plans' Level Three Assets
The following table sets forth a summary of changes in the fair values of Japanese and foreign plans’ level 3 assets for the fiscal years ended March 31, 2019 and 2020:

	Japanese plans
	Yen in millions
	Fair value measurement using significant unobservable inputs (Level 3)
	Private equity	Hedge funds	Real estate and other	Total
Beginning balance at April 1, 2018	24,144	70,204	19,431	113,779
Return on assets held at end of year	4,428	659	1,622	6,709
Purchases, sales, and settlements, net	(616)	743	339	466

Ending balance at March 31, 2019	27,956	71,606	21,392	120,954

Return on assets held at end of year	2,649	(648)	418	2,419
Purchases, sales, and settlements, net	(414)	(22,548)	3,561	(19,401)

Ending balance at March 31, 2020	30,191	48,410	25,371	103,972

	Foreign plans
	Yen in millions
	Fair value measurement using significant unobservable inputs (Level 3)
	Insurance contracts	Corporate bonds	Real estate and other	Total
Beginning balance at April 1, 2018	12,729	5,303	25,976	44,008
Return on assets held at end of year	736	—	559	1,295
Purchases, sales, and settlements, net	(389)	—	(3,809)	(4,198)
Transfers, net	—	(5,540)	123	(5,417)
Other *	(582)	237	(760)	(1,105)

Ending balance at March 31, 2019	12,494	—	22,089	34,583

Return on assets held at end of year	559	—	132	691
Purchases, sales, and settlements, net	(373)	—	755	382
Transfers, net	—	—	—	—
Other *	(502)	—	(679)	(1,181)

Ending balance at March 31, 2020	12,178	—	22,297	34,475

*	Primarily consists of translation adjustments.

Expected Future Benefit Payments
The expected future benefit payments are as follows:

	Japanese plans	Foreign plans
Fiscal year ending March 31	Yen in millions	Yen in millions
2021	37,384	20,825
2022	36,228	104,988
2023	36,985	12,089
2024	38,271	12,269
2025	37,216	13,074
2026 — 2030	185,218	112,218

Total Defined Contribution Expenses
Total defined contribution expenses for the fiscal years ended March 31, 2018, 2019 and 2020 were as follows:

	Yen in millions
	Fiscal year ended March 31
	2018	2019	2020
Japanese plans	3,237	3,353	6,925
Foreign plans	11,379	11,602	10,313